Disaggregated Revenues	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Disaggregated Revenues

Note 3 — Disaggregated Revenues

The following table disaggregates revenue by revenue recognition methodologies for the three months ended March 31:

	Three Months Ended March 31,
	2026	2025

Products	$6,460,593	$6,920,222
Custom Tooling	23,889	118,820
Non-Recurring Engineering	28,884	30,000

Total	$6,513,366	$7,069,042

Syntec Optics’ management periodically reviews its revenues by its consumer, communication, medical, and defense end-markets. The purpose of this analysis is to determine its end market mix and identify trends. The following table disaggregates revenue as outlined above for the three months ended March 31:

	Three Months Ended March 31,
	2026	2025

Communication	$1,844,262	$1,861,378
Consumer	1,593,688	1,163,289
Defense	1,556,286	1,558,502
Medical	1,519,130	2,485,873

Total	$6,513,366	$7,069,042

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Note 2 Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standard Codification 606, Revenue from Contracts with Customers (ASC 606), which provides a five-step model for recognizing revenue from contracts with customers as follows:

●	Identify the contract with a customer
●	Identify the performance obligations in the contract
●	Determine the transaction price
●	Allocate the transaction price to the performance obligations in the contract
●	Recognize revenue when or as performance obligations are satisfied

The Company’s revenue is primarily derived from three categories of products and services, (i) the production and assembly of molded plastic optics parts including polymer and glass parts, opto-mechanicals, thin film coating, diamond turned optics and optical systems including electro-optics assembly, (“Products”) (ii) the manufacture of custom tooling used to manufacture molded products, (“Custom Tooling”) and (iii) non-recurring engineering services (“Non-Recurring Engineering”). The Company’s products are marketed and sold primarily to end-user commercial customers throughout the United States and Europe. Sales of products and services are subject to economic conditions and may fluctuate based on changes in the industry, trade policies and financial markets.

The Company assesses the contract term as the period in which the parties to the contract have presently enforceable rights and obligations. Certain customer contracts may provide for either party to terminate the contract upon written notice.

Nature of Products and Services

Revenue from the sale of molded plastic, polymer and glass parts, opto-mechanicals, thin film coating, diamond turned optic and optical systems is recognized upon transfer of control to the customer, which is typically upon shipment. These sales do not meet the criteria for revenue to be recognized over time. The Company has elected to treat shipping and handling activities related to contracts with customers as costs to fulfill the promise to transfer the associated equipment and parts and not as a separate performance obligation.

In general, the Company recognizes revenue from tooling contracts upon delivery and acceptance by the customer, which signifies successful completion of the contract.

Revenue from non-recurring engineering services is recognized upon completion of the negotiated services. These sales do not meet the criteria for revenue to be recognized over time. Non-recurring engineering services are one-off items that are unique to programs such as expedite fees or set-up fees which are billed upon completion of the task with payment terms of 30 - 60 days from date of invoice.

SYNTEC OPTICS HOLDINGS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2025 AND 2024

Note 2 Revenue Recognition – Continued

Transaction Price

The transaction price is the amount of consideration to which the Company expects to be entitled in exchange for transferring goods and services to the customer. Revenue is recorded based on the transaction price, which includes fixed consideration. The Company’s contracts do not include variable consideration.

Contract Balances

The timing of revenue recognition generally aligns with the right to invoice the customer. The Company records accounts receivable when it has the unconditional right to issue an invoice and receive payment, regardless of whether revenue has been recognized. The balance in accounts receivable at December 31, 2025 and 2024 was $6.2 million and $5.7 million respectively. Deferred revenue is recognized on the consolidated balance sheets when cash payments are received in advance of the Company satisfying its performance obligation. Deferred revenue is recognized as revenue on the consolidated statements of operations when the Company satisfies its performance obligation to the customer. Balances in deferred revenue at December 31, 2025 and 2024 were $0.07 million - and $0.04 million , respectively.

Costs to Obtain a Contract

The Company did not incur costs of obtaining contracts expected to benefit longer than one year. As a result, there are no capitalized contract acquisition costs as of December 31, 2025 or 2024.

Warranties

The buyer shall have thirty (30) days from the date of shipment to inspect and either accept or reject. If goods are rejected, written notice of rejection and the specific reasons therefore must be sent to the Company within such thirty (30) day period after receipt. Failure to reject goods or to notify the Company of errors, shortages, or other non-compliance with the agreement within such thirty (30) day period shall constitute irrevocable acceptance of goods and admission that they fully comply with the agreement.

Disaggregated Revenues

The following table disaggregates revenue by revenue recognition methodologies as outlined above for the years ended December 31:

	2025	2024

Products	$27,437,210	$27,663,086
Custom Tooling	303,558	536,668
Non-Recurring Engineering	343,217	250,187

Total	$28,083,985	$28,449,941

Syntec Optics’ management periodically reviews its revenues by its consumer, communication, medical, and defense end-markets. The purpose of this analysis is to determine its end market mix and identify trends. The following table disaggregates revenue as outlined above for the years ended December 31:

	2025	2024

Communication	$5,178,703	$8,036,808
Consumer	5,714,682	4,655,954
Defense	6,833,740	6,507,553
Medical	10,356,860	9,249,626

Total	$28,083,985	$28,449,941

The Company has one significant customer located in the UK (outside of the US). Sales for this UK customer amounted to $5.6 million in 2025 and $4.9 million in 2024. No other significant sales were outside of the US.